SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Interest Rate Risk (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2023
Derivative [Line Items]
Long-term debt, gross	$ 1,480,000	$ 1,540,000
Dotdash Meredith Term Loan B-1 Facility | Term Loan
Derivative [Line Items]
Long-term debt, gross	$ 1,182,500	0
Basis spread on variable rate (as a percent)	3.50%
Interest rate on debt instrument (as a percent)	8.05%
Dotdash Meredith Term Loan B-1 Facility | Term Loan | Minimum
Derivative [Line Items]
Basis spread on variable rate (as a percent)	0.50%
Dotdash Meredith Term Loan A Facility | Term Loan
Derivative [Line Items]
Long-term debt, gross	$ 297,500	$ 315,000
Basis spread on variable rate (as a percent)	2.25%
Interest rate on debt instrument (as a percent)	6.94%	7.69%
Dotdash Meredith | Interest rate swaps | Term Loan
Derivative [Line Items]
Impact of 100 basis point increase or decrease of basis spread on variable rate	$ 11,300
Dotdash Meredith | Dotdash Meredith Term Loan B-1 Facility | Interest rate swaps
Derivative [Line Items]
Notional amount			$ 350,000